      As filed with the Securities and Exchange Commission on February 27, 2004


                                                        Registration No. 2-10694
                                                                        811-0091
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM S-6
                                    --------


                       POST-EFFECTIVE AMENDMENT NO. 45 TO
                     REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


                                    --------

A.   Exact name of Trust:

     ING CORPORATE LEADERS TRUST FUND

B.   Name of depositor:

     ING INVESTMENTS, LLC

C.   Complete address of depositor's principal executive offices:

                              ING Investments, LLC
                        7337 East Doubletree Ranch Road
                           Scottsdale, Arizona 85258

D.   Name and address of agent for service:

                              Huey P. Falgout, Jr.
                        ING Corporate Leaders Trust Fund
                        7337 East Doubletree Ranch Road
                           Scottsdale, Arizona 85258

                                With a copy to:
                            Jeffrey S. Puretz, Esq.
                                 Dechert LLP
                               1775 I Street N.W.
                              Washington, DC 20006

E.   Amount of filing fee:


The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended
December 31, 2003 was filed on March    , 2004.


F.   Approximate date of proposed public offering:


     It is proposed that this filing will become effective May 1, 2004 pursuant to paragraph (a)(1) of Rule 485.

================================================================================

                        ING CORPORATE LEADERS TRUST FUND

                              CROSS-REFERENCE SHEET

    PURSUANT TO RULE 404(c) OF REGULATION C UNDER THE SECURITIES ACT OF 1933.

  (Form N-8B-2 Items required by Instructions as to the Prospectus in Form S-6)

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

I.  Organization and General Information

    1. (a) Name of Trust and Tax I.D. Number     Description of the Trust
       (b) Title of securities issued            Description of the Trust

    2.   Name and address of each depositor      Cover

    3.   Name and address of trustee             Cover

    4.   Name and address of principal           Miscellaneous
         underwriter

    5.   State of organization of Fund           Description of the Trust

    6.   Execution and termination of            Highlights; Amendment and
         trust indenture                         Termination

    7.   Changes of Name                         Description of the Trust

    8.   Fiscal Year                             Miscellaneous

    9.   Litigation                              *

II. GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

   10.   (a) Registered or bearer                How to Purchase Participations
         (b) Cumulative or distributive          Shareholder Services
             securities
         (c) Redemption                          How to Redeem Participations
         (d) Conversion, transfer, etc.          Shareholder Services
         (e) Periodic Payment Plan               *
         (f) Voting Rights                       Amendment and Termination

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

         (g)  Notice to holders                  Amendment and Termination
         (h)  Consents required                  Amendment and Termination
         (i)  Other provisions                   *

11.  Type of securities comprising a Unit        Description of the Trust

12.  Certain information regarding               *
     periodic payment certificates

13.      (a) Load, fees, expenses, etc.          How to Purchase Participations
         (b) Certain information                 *
             regarding periodic
             payment certificates
         (c) Certain percentages                 How to Purchase Participations
         (d) Certain differences in prices       How to Purchase Participations
         (e) Certain other fees, etc.            How to Purchase Participations
             payable by holders
         (f) Certain other profits               Miscellaneous
         (g) Ratio of annual charges to income   *

14. Issuance of trust's securities               How to Purchase Participations

15. Receipt and handling of payments from        Description of the Trust
    purchasers

16. Acquisition and disposition of               Description of the Trust
    underlying securities

17. Withdrawal or redemption                     How to Redeem Participations

18.     (a)  Receipt, custody and                Description of the Trust
             disposition of income
        (b)  Reinvestment of distributions       Description of the Trust
        (c)  Reserves or special funds           Description of the Trust
        (d)  Schedule of distributions           Nonstandardized Investment
                                                 Return

19. Records, accounts and reports                How to Purchase Participations

20. Certain miscellaneous
    provisions of trust agreement
    (a)  Amendment                               Amendment and Termination
    (b)  Termination                             Amendment and Termination
    (c)&(d) Trustee, removal and successor       Resignation, Removal, etc.
    (e)&(f) Depositor, removal and successor     Resignation, Removal, etc.

21.  Loans to security holders                    *

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

22.  Limitations on Liability                    Resignation, Removal, etc.

23.  Bonding arrangements                        *

24.  Other material provisions of
     trust agreement                             Miscellaneous

III. Organization, Personnel and Affiliated
     Persons of Depositor

25.  Organization of depositor                   Miscellaneous

26.  Fees received by depositor                  Miscellaneous

27.  Business of depositor                       Miscellaneous

28.  Certain information as to                   Miscellaneous
     officials and affiliated
     persons of depositor

29.  Voting securities of depositor              Miscellaneous

30.  Persons controlling depositor               Miscellaneous

31.  Payments by depositor for                   *
     certain services

32.  Payments by depositor for                   *
     certain other services
     rendered to trust

33.  Remuneration of employees of                *
     depositor for certain services
     rendered to trust

34.  Remuneration of other persons               *
     for certain services rendered
     to trust

IV.  Distribution and Redemption of Securities


35.  Distribution of trust's                     How to Purchase Participations
     securities by states

36.  Suspension of sales of trust's              *
     securities

37.  Revocation of authority to                  *
     distribute

38.  (a)  Method of distribution                 *
     (b)  Underwriting agreements                *
     (c)  Selling agreements                     *

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

39.  (a)  Organization of principal              Miscellaneous
          underwriters
     (b)  N.A.S.D. membership of
          principal underwriters                 Miscellaneous

40.  Certain fees received by                    How to Purchase Participations;
     principal underwriters                      Miscellaneous


41.  (a)  Business of principal underwriters     Miscellaneous
     (b)  Branch officers of principal
          underwriters                           *
     (c)  Salesmen of principal
          underwriters                           *

42.  Ownership of trust's securities by          Miscellaneous
     certain persons

43.  Certain brokerage commissions
     by principal underwriters                   *

44.  (a)  Method of valuation                    How to Redeem Participations
     (b)  Schedule as to offering price          Financial Highlights
     (c)  Variation in offering price to
          certain persons                        How to Purchase Participations

45.  Suspension of redemption rights             How to Redeem Participations

46.  (a)  Redemption valuation                   How to Redeem Participations
     (b)  Schedule as to redemption price        How to Redeem Participations

47.  Maintenance of position in                  *
     underlying securities

V. Information Concerning the Trustee or Custodian

48.  Organization and regulation of              Miscellaneous
     trustee

49.  Fees and expenses of trustee                Miscellaneous

50.  Trustee's lien                              *

VI. Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of                     *
     Trust's securities

Form N-8B-2                                             Form S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------
VII.  Policy of Registrant

52.  (a)  Provisions of trust                    Description of the Trust
          agreement with respect to
          selection or elimination
          of underlying securities
     (b)  Transactions involving                 Description of the Trust
          elimination of underlying
          securities
     (c)  Policy regarding                       Description of the Trust
          substitution elimination
          of underlying securities
     (d)  Fundamental policy not                 *
          otherwise covered

53.       Tax status of trust                    Taxation

VIII.  Financial and Statistical Information

54.  Fund's securities during last               Financial Highlights
     ten years

55.  Certain information regarding               *
     periodic payment certificates

56.  Certain information regarding               *
     periodic payment certificates

57.  Certain information regarding               *
     periodic payment certificates

58.  Certain information regarding               *
     periodic payment certificates

59.  Financial statements                        Financial Statements
     (Instruction 1(c) Form S-6)

----------


* Not Applicable

       PROSPECTUS

[GLOBE PHOTO]

       May 1, 2004


       Series B
                                                 ING
                                                 CORPORATE LEADERS
                                                 TRUST FUND

       THIS PROSPECTUS CONTAINS
       IMPORTANT INFORMATION ABOUT
       INVESTING IN ING CORPORATE
       LEADERS TRUST FUND. YOU
       SHOULD READ IT CAREFULLY
       BEFORE YOU INVEST, AND KEEP
       IT FOR FUTURE REFERENCE.
       PLEASE NOTE THAT YOUR
       INVESTMENT: IS NOT A BANK
       DEPOSIT, IS NOT INSURED OR
       GUARANTEED BY THE FEDERAL
       DEPOSIT INSURANCE CORPORATION
       (FDIC), THE FEDERAL RESERVE
       BOARD OR ANY OTHER GOVERNMENT
       AGENCY AND IS AFFECTED BY
       MARKET FLUCTUATIONS. THERE IS
       NO GUARANTEE THAT THE FUND
       WILL ACHIEVE ITS OBJECTIVES.
       AS WITH ALL MUTUAL FUNDS, THE
       U.S. SECURITIES AND EXCHANGE
       COMMISSION (SEC) HAS NOT
       APPROVED OR DISAPPROVED THESE
       SECURITIES NOR HAS THE SEC
       JUDGED WHETHER THE
       INFORMATION IN THIS
       PROSPECTUS IS ACCURATE OR
       ADEQUATE. ANY REPRESENTATION
       TO THE CONTRARY IS A CRIMINAL
       OFFENSE.
                                                     [ING FUNDS LOGO]

                          PROSPECTUS DATED MAY 1, 2004


                             ING CORPORATE LEADERS
                                   TRUST FUND

                        7337 East Doubletree Ranch Road
                           Scottsdale, Arizona 85258
                          Shareholder Services:  1-800-992-0180
                  24 Hour Account Information:  1-800-992-0180
--------------------------------------------------------------------------------

        ING Corporate Leaders Trust Fund (the Trust) was created in 1935 with the objective of seeking long term capital growth and income through investment generally in an equal number of shares of the common stocks of a fixed list of American blue chip corporations. See "Description of the Trust" on page 2. Currently, the Trust is invested in twenty-five such corporations including Eastman Kodak, General Electric, Exxon Mobil, Sears Roebuck and Citigroup. Investments in these corporations, while having potential for long term capital growth and income, may be considered conservative investments. The value of participations of the Trust will fluctuate with the market value of the underlying portfolio securities.

        The minimum initial purchase requirement is $1,000 and additional investments must be at least $50. Participations are sold without a sales or redemption charge.

--------------------------------------------------------------------------------


  Sponsor:  ING Investments, LLC
            7337 East Doubletree Ranch Road
            Scottsdale, Arizona 85258
  Trustee:  The Bank of New York Company, Inc.
            One Wall Street
            New York, New York 10286


    Participations are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. Investing in the Trust involves investment risks, including the possible loss of principal, and the value and return of participations will fluctuate.

--------------------------------------------------------------------------------

             READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Highlights..................................................    2
Description of the Trust....................................    2
Financial Highlights........................................    4
How to Purchase Participations..............................    5
How to Redeem Participations................................    6
Shareholder Services........................................    8
Exchange Privilege..........................................    8
Systematic Exchange Privilege...............................    8
Taxation....................................................   10
Investment Return...........................................   11
Amendment and Termination...................................   11
Resignation, Removal and Limitations on Liability of
  Sponsor...................................................   12
Miscellaneous...............................................   12
Nonstandard Investment Return...............................   16
Financial Statements........................................   18

                                   HIGHLIGHTS

THE TRUST AND ITS OBJECTIVE

    The Trust was created in 1935 with the objective of seeking long term capital growth and income through investment in an equal number of shares of common stock of a fixed list of American blue chip corporations. Currently the Trust is invested in twenty-five such corporations. There can be no assurance that the Trust's objective will be achieved. See "Description of the Trust" herein.

PUBLIC OFFERING PRICE

    The initial purchase requirement for an investment in the Trust is $1,000 and additional investments must be at least $50. Investors receive a fractional undivided interest in and ownership of the Trust Fund and Distributive Fund described below which is called a participation. Participations are offered at a price equal to the net asset value next determined after an order is received.

SPECIAL CONSIDERATIONS

    The value of a participation fluctuates with the market value of the underlying portfolio securities of the Trust. The dividend income, if any, from the portfolio securities is subject to fluctuation which in turn will affect the amounts of distributions made to participants. An investor in the Trust has no assurance against loss in a declining market, and redemption at a time when the market value of the participations is less than their cost will result in a loss to the investor.

SEMI-ANNUAL DISTRIBUTIONS

    Semi-annual distributions on June 30 and December 31 of each year (Distribution Date) will be reinvested at net asset value in additional participations of the Trust unless the participant notifies the Trustee to pay such distributions in cash.

TAXATION

    For Federal income tax purposes, (1) the Trust will be treated as a fixed investment trust and will not be subject to Federal income tax, (2) each participant will be treated as the owner of his/her pro rata portion of the common stock of the corporations held by the Trust, (3) each participant will be required to include in his/ her gross income his/her pro rata portion of the dividends and interest received by the Trust (including the amounts of such dividends and interest that are not distributed to participants but are used to pay the fees and expenses of the Trust), at the time such dividends and interest are received by the Trust, not at the later time such dividends and interests are distributed to participants or reinvested in additional participations, and (4) each individual participant who itemizes deductions may deduct his/her pro rata portion of the fees and expenses of the Trust only to the extent that such amount, together with his/her other miscellaneous itemized deductions, exceeds 2% of his/her adjusted gross income. See "Taxation" herein.

THE INDENTURE

    The Amended and Restated Indenture is effective as of November 14, 1989, as amended on April 23, 1993, June 1, 1998, July 26, 2000, March 1, 2002 and April 15, 2002 (the Indenture). Both the Indenture and the Trust will terminate on November 30, 2100.

                            DESCRIPTION OF THE TRUST

    Corporate Leaders Trust Fund was created under New York Law by an Indenture dated November 18, 1935, as amended and supplemented, between Empire Trust Company (now The Bank of New York by merger) as Trustee, and Corporate Leaders of America, Inc., as Sponsor. On October 29, 1971, Corporate Leaders of America, Inc. was merged into Piedmont Capital Corporation, which designated Manlex Corporation as Sponsor of the Trust on March 25, 1981. On October 31, 1988 holders of Corporate Leaders Trust Fund Certificates Series B voted to approve an Amended and Restated Indenture which, among other things, designated Lexington Management Corporation, the parent company of Manlex Corporation, as Sponsor, and changed the name to Lexington Corporate Leaders Trust Fund (Federal I.D. #13-6061925). Subsequently, on

July 26, 2000, Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation, was acquired by ReliaStar Financial Corp. (ReliaStar) and Pilgrim Investments, Inc., an indirect wholly-owned subsidiary of ReliaStar, was designated the Sponsor of the Trust. Consequently, the Trust's name was changed to Pilgrim Corporate Leaders Trust Fund. On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar and subsequently Pilgrim Investments, Inc. changed its name to ING Pilgrim Investments, Inc. On February 26, 2001, ING Pilgrim Investments, Inc. merged into ING Pilgrim Investments,
LLC (ING Pilgrim Investments). On March 1, 2002, ING Pilgrim Investments, LLC changed its name to ING Investments, LLC (ING Investments) and the Trust changed its name to ING Corporate Leaders Trust Fund. Holders of Corporate Leaders Trust Fund Certificates Series A continue to be governed by the initial Indenture. This Prospectus pertains solely to ING Corporate Leaders Trust Fund Series B (herein referred to as the Trust). All discussions herein of articles and sections of the Indenture refer to the Amended and Restated Indenture.


    The Trust is comprised of a Trust Fund and a Distributive Fund. The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the twenty-five corporations (except with respect to shares received from spin-offs of existing portfolio securities -- see discussion below) and such cash as may be available for the purchase of stock units. Cash received on sales of participations (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive
Fund), including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units. To the extent monies remain uninvested in the Trust, the Trustee will derive a benefit therefrom.

    All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund (excluding additional shares of common stock received upon a stock split which shall remain assets of the Trust Fund) are sold by the Trustee and the proceeds of sale are deposited in the Distributive Fund. The Trustee may invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or in repurchase agreements collateralized by such United States Government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

    On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program described herein, unless the participant has elected to receive his distribution in cash.


    In the event of the merger, consolidation, re-capitalization or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Trust and shall be subject to the terms and conditions of the Indenture to the same extent as the securities originally held in the Trust. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.


    The Trust will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Trust will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case the Trust will be subject to risks associated with changes in the market value of the collateral securities.

    The Trust is invested generally in an equal number of shares of the common stock of a fixed list of twenty-five American corporations. The Trust's holding in Gallaher Group PLC, a United Kingdom company traded on the New York Stock Exchange (NYSE), is a result of its spinoff from Fortune Brands, Inc., a portfolio security. The Trust's portfolio investments are not managed and are expected to remain fixed. A complete list of the securities held at December 31, 2003 is contained in the financial statements included herein. The value of a participation in the Trust fluctuates with the market value of the underlying common stock held by the Trust. The dividend income, if any, from the common stocks is subject to fluctuation, which, in turn will affect the amounts of distributions made to participants.



    The Sponsor may direct the Trustee to sell the shares of common stock of any of the twenty-five corporations if (i) the corporation has failed to declare or pay dividends on the common stock; (ii) a materially adverse legal proceeding has been instituted which affects the declaration or payment of dividends of the corporation; (iii) a breach of covenant or warranty exists, which may materially affect the payment of dividends of the corporation; (iv) a default in payment of principal or income on any other outstanding securities of the corporation occurs, which may affect the payment of dividends; or (v) the common stock ceased to be listed on the NYSE and after fifteen days has not been reinstated. The proceeds of any such sale shall be deposited in the Distributive Fund.


                              FINANCIAL HIGHLIGHTS


    For the year ended December 31, 2003, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2003, the financial information was audited by other independent accountants.


Selected data for a participation outstanding throughout each period.


                                                                YEARS ENDED DECEMBER 31,
                       -----------------------------------------------------------------------------------------------------------
                         2003       2002       2001       2000       1999       1998       1997       1996       1995       1994
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year                $  14.67   $  15.28   $  17.30   $  15.70   $  14.88   $  16.05   $  13.74   $  10.51   $  12.78
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Income (loss) from
 investment
 operations:
Net investment income                 0.27       0.24       0.24       0.24       0.23       0.27       0.28       0.28       0.31
Net realized and
 unrealized gain
 (loss) on
 investments                         (2.00)     (0.49)     (1.05)      1.92       1.28       3.45       2.79       3.82      (0.45)
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Total income (loss)
 from investment
 operations                          (1.73)     (0.25)     (0.81)      2.16       1.51       3.72       3.07       4.10      (0.14)
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Less distributions/
 allocations from:
Net investment income                 0.27       0.24       0.25       0.24       0.23       0.28       0.28       0.28       0.32
Net realized gains
 (losses)                            (0.34)     (0.02)      0.42       0.15       0.26       2.60       0.28       0.03       0.90
Income and realized
 gains included in
 terminations                         0.00*      0.03       0.03       0.02       0.02       0.11       0.02       0.02       0.01
Capital                               0.46       0.11       0.51       0.15       0.18       1.90       0.18       0.54       0.90
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Total distributions                   0.39       0.36       1.21       0.56       0.69       4.89       0.76       0.87       2.13
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end
 of year                          $  12.55   $  14.67   $  15.28   $  17.30   $  15.70   $  14.88   $  16.05   $  13.74   $  10.51
                       ========   ========   ========   ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN                        (11.90%)    (1.65%)    (4.93%)    13.68%      9.94%     23.09%     22.43%     39.21%     (0.77%)
RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, end of
 year (000's omitted)             $237,441   $291,085   $343,965   $463,995   $485,195   $525,669   $392,295   $256,467   $156,286
Ratios to average net
 assets:
Expenses                              0.63%      0.64%      0.67%      0.61%      0.65%      0.62%      0.63%      0.58%      0.62%
Net investment income                 1.98%      1.73%      1.51%      1.41%      1.46%      1.76%      2.05%      2.57%      2.84%


* Amount represents less than $0.01 per share.

                         HOW TO PURCHASE PARTICIPATIONS


INITIAL INVESTMENT -- MINIMUM $1,000. BY MAIL: Send a check payable to ING Corporate Leaders Trust Fund, along with a completed New Account Application to the address shown on the New Account Application. To transmit funds by wire, contact the ING Operations Department at (800) 992-0180 and select Option 4 to obtain an account number and indicate your investment professional on the account.



SUBSEQUENT INVESTMENTS. BY MAIL: Send a check payable to ING Corporate Leaders Trust Fund, to the address shown on the New Account Application, accompanied by either the detachable form which is part of the confirmation of a prior transaction or a letter indicating the dollar amount of the investment and identifying the Trust, account number and registration. Please note that cash, travelers checks, money orders, checks drawn on non-US banks (even if payment may be effected through a US bank) and third party checks will not be accepted for investment purposes. Third party checks are defined as checks originally made payable to any entity or person other than the Trust.


BROKER-DEALERS: Broker-dealers and financial institutions who process purchase and sale transactions for their customers may charge a transaction fee for these services.

THE OPEN ACCOUNT: By investing in the Trust, a participant establishes an open account to which all participations purchased, including additional participations purchased under the Distribution Reinvestment Program, will be credited. Participation certificates will be issued for full participations only when requested in writing. Unless payment for participations is made by federal funds wire, certificates will not be issued for 15 days. In order to facilitate redemptions and transfers, most participation holders elect not to receive certificates.

    After an Open Account is established, payments can also be provided for by a pre-authorized investment plan or other authorized automatic bank check program accounts (checks drawn on the investor's bank periodically for investment in the Trust).


PRE-AUTHORIZED INVESTING PLAN: A participant may arrange to make additional purchases of participations automatically on a monthly or quarterly basis. The investments are automatically deducted from a checking account on or about the 5th or 20th day of each month. The institution must be an Automated Clearing House (ACH) member. Should an order to purchase participations of the Trust be cancelled because your automated transfer does not clear, you will be responsible for any resulting loss incurred by the Trust. The participant has the right to discontinue the automatic investing program provided written notice is given ten days prior to the scheduled investment date. Further information regarding this service can be obtained from ING by calling 1-800-992-0180.


TERMS OF OFFERING: If an order to purchase participations is cancelled because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Trust. To recover any such loss the Trust reserves the right to redeem participations owned by the purchaser, and may prohibit or restrict the purchaser in placing future orders in any of the ING Funds.

    The Trust reserves the right to reject any order, and to waive or lower the investment minimums with respect to any person or class of persons, including participation holders of the Trust's special investment programs. An order to purchase participations is not binding on the Trust until it has been confirmed in writing.

SHAREHOLDER SERVICING AGENTS: The Trust may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account status, account history and purchase and redemption procedures; assist participation holders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain participation holder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem participations; furnish quarterly statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications to participation holders of the Trust; receive, tabulate and transmit to the Trust proxies executed by participation holders with respect to meetings of participation holders of the Trust; and provide such other related services as the Trust or a participant may request. For these services, each Shareholder Servicing Agent receives fees, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Trust represented by participations owned during the period for which payment is made. ING Investments, at no cost to the Trust, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.


ACCOUNT STATEMENTS: DST Systems, Inc. (the Transfer Agent), whose principal office is at 816 Wyandotte, Kansas City, Missouri 64105, will send participation holders either purchasing or redeeming participations of the Trust, a confirmation of the transaction indicating the date the purchase or redemption was accepted, the number of participations purchased or redeemed, the purchase or redemption price per participation, and the amount purchased or redemption proceeds. A statement is also sent to participation holders when a change in the registration, address, or dividend option occurs. Additionally, quarterly account information statements are provided to participants. PARTICIPATION HOLDERS ARE URGED TO RETAIN THEIR ACCOUNT STATEMENTS FOR TAX PURPOSES.


                          HOW TO REDEEM PARTICIPATIONS

BY MAIL: Send to the Trust at the address shown on the New Account Application:
(1) a written request for redemption, signed by each registered owner exactly as the participations are registered including the name of the Trust, account number and exact registration; (2) participation certificates for any participations to be redeemed which are held by the participation holder, in certificate form; (3) signature guarantees, when required, and (4) the additional documents required for redemptions by corporations, executors, administrators, trustees, and guardians. REDEMPTIONS BY MAIL WILL NOT BECOME EFFECTIVE UNTIL ALL DOCUMENTS IN PROPER FORM HAVE BEEN RECEIVED BY THE TRANSFER AGENT. IF A PARTICIPATION HOLDER HAS ANY QUESTIONS REGARDING THE REQUIREMENTS FOR REDEEMING PARTICIPATIONS, HE OR SHE SHOULD CALL THE TRUST AT 1-800-992-0180 PRIOR TO SUBMITTING A REDEMPTION REQUEST.

    Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all payments for the participations to be redeemed have been cleared by the bank on which they were drawn. The Transfer Agent will restrict the mailing of redemption proceeds to a participation holder's address of record within 30 days of such address being changed unless the participation holder provides a signature guaranteed letter of instruction.


BY TELEPHONE: If you are an existing participant and wish to establish this privilege on your account, please call our Shareholder Services Department at 1-800-992-0180 between 9:00 A.M. and 7:00 P.M. Eastern time and request a Special Privilege Form. If you are a new participant, this privilege will automatically be assigned to your account unless you decline on the New Account Application.


    Participants redeeming at least $1,000 worth of participations (for which certificates have not been issued) may effect a telephone redemption by calling our Shareholder Services Department at 1-800-992-0180 Monday - Friday between 9:00 a.m. and 7:00 p.m. Eastern Time. A telephone redemption in good order will be processed at the net asset value of the Trust next determined. There is a maximum telephone redemption limit of $100,000.

    The redemption proceeds will be made payable to the registered participant(s) and forwarded to the address of record. The Transfer Agent will restrict the mailing of telephone redemption proceeds to a participation holder's address of record within 30 days of such address being changed, unless the participation holder provides a signature guaranteed letter of instruction. Proceeds of a liquidation may be wired to a pre-designated bank account. See "Telephone Exchange/Redemption Provisions" herein.

SIGNATURE GUARANTEE: Signature guarantees are required for the following: (a) redemptions by mail involving $50,000 or more; (b) all redemptions by mail, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners or to an address other than that shown on the participant's account; (c) changes in instructions as to where the proceeds of redemptions are to be sent, and (d) participation transfer requests.


    The Trust requires that the guarantor be either a commercial bank which is a member of the FDIC, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.


    With respect to redemption requests submitted by mail, the signature guarantees must appear either: (a) on the written request for redemption, (b) on a separate instrument of assignment (stock power) specifying the total number of participations to be redeemed, or (c) on participation certificates tendered for redemption and, if participations held by the Trust are also being redeemed, on the letter or stock power.

REDEMPTION PRICE: The redemption price will be the net asset value per participation of the Trust next determined after receipt by the Trust of a redemption request in proper form.


    The redemption price per participation is computed on any Trust business day, which is each day on which the NYSE, the Federal Reserve Bank of New York and the Trustee are open for business, with the exception of those days on which the Securities and Exchange Commission (SEC) determines that trading may be restricted on the NYSE. The calculation is made by (a) adding: (i) the aggregate value of the portfolio securities; (ii) available cash; (iii) amounts in the Distributive Fund, including dividends on the portfolio securities and interest on the investment of monies in the Distributive Fund; and (iv) any other assets of the Trust and (b) deducting: (i) taxes and other governmental charges; (ii) fees and expenses of the Trust; (iii) cash allocated for distribution to participants of record as of a date prior to the evaluation; and (iv) any other liabilities of the Trust.


    Participations will be redeemed in cash from the Trust Fund and the Distributive Fund at a price equal to the next determined participation value following receipt of an appropriate request multiplied by the number of participations being redeemed and subject to payment by the participant of any tax or other governmental charge. If there is insufficient cash in the Trust Fund to pay the portion of the redemption price attributable thereto, the Trustee shall sell stock units. Sales of such securities will be at the best price obtainable subject to any minimum value limitations on sales specified by the Sponsor.

    A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. If no sale is reported at that time, the mean between the current bid and asked price will be used. All other securities for which Over-The-Counter market quotations are readily available are valued at the mean between the last current bid and asked price. Short-term securities having maturity of 60 days or less are valued at cost, when it is determined by the Trustee that amortized cost reflects the fair value of such securities. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.


    The right of redemption may be suspended (a) for any period during which the NYSE is closed or the SEC determines that trading on the NYSE is restricted, (b) when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its net assets, or
(c) for such other periods as the SEC may by order permit for the protection of participants. Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all participations in an account with a value of less than $500 other than as a result of a change in net asset value and mail the proceeds to the participant. Participants will be notified before these redemptions are to be made and will have thirty (30) days to make an additional investment to bring their accounts up to the required minimum.

                              SHAREHOLDER SERVICES

TRANSFER

    Participations may be transferred to another owner. A signature guarantee of the registered participant is required on the letter of instruction or other instrument of assignment.

SYSTEMATIC WITHDRAWAL PLAN


    Participants may elect to withdraw cash in fixed amounts from their accounts at regular intervals. The minimum investment to establish a Systematic
Withdrawal Plan is $10,000. The minimum withdrawal is        . Participants may
choose from monthly, quarterly, semi-annual or annual payments. If the proceeds are to be mailed to someone other than the registered owner, a signature guarantee is required.


GROUP SUB-ACCOUNTING: To minimize recordkeeping by fiduciaries, corporations and certain other investors, the minimum initial investment may be waived.

                               EXCHANGE PRIVILEGE

    Participations may be exchanged for shares of certain funds managed by the Sponsor, on the basis of relative net asset value per share at the time of the exchange. In the event shares of one or more of these funds being exchanged by a single investor have a value in excess of $500,000, under certain circumstances, participations may not be purchased until the third business day following the redemption of the shares being exchanged in order to enable the redeeming fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption to the Trust.

                         SYSTEMATIC EXCHANGE PRIVILEGE

    With an initial account balance of at least $5,000 and subject to information and limitations outlined in this section, you may elect to have a specified dollar amount of participation units systematically exchanged. This systematic exchange can be effected monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month) from your Trust account to an identically registered account of any of the ING Funds listed in this section.

    The Exchange Privilege and the Systematic Exchange Privilege may be modified at any time or terminated upon 60-days' written notice to participants.


    The ING Funds currently available for exchange are:


ING GNMA INCOME FUND (NASDAQ SYMBOL: LEXNX)/Seeks a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association (GNMA) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the United States Government.

ING LEXINGTON MONEY MARKET TRUST (NASDAQ SYMBOL: LMMXX)/Seeks as high a level of current income from short-term investments as is consistent with the preservation of capital and liquidity. The Fund seeks to maintain a stable net asset value of $1.00 per share.

    The Exchange Privilege enables a participant to acquire another ING Fund with a different investment objective when the participant believes that a shift between funds is an appropriate investment decision. Participants contemplating an exchange should obtain and review the prospectus of the ING Fund to be acquired. If an exchange involves investing in an ING Fund not already owned and a new account has to be established, the dollar amount exchanged must meet the minimum initial investment of the ING Fund being purchased. Participants must provide the account number of the existing account. Any exchange between ING Funds is, in effect, a redemption in one ING Fund and a purchase in the other ING Fund. Participants should consider the possible tax effects of an exchange. There is no specific limit on exchange frequency. However, the Trust and other ING Funds are intended for long-term investment and not as short-term trading vehicles. ING may prohibit excessive exchanges.

TELEPHONE EXCHANGE/REDEMPTION PROVISIONS

    The telephone exchange and redemption privilege will automatically be assigned to your account unless you decline this privilege on the New Account Application. Exchange or redemption instructions may be given in writing or by telephone.

    Telephonic exchanges/redemptions can only involve participants registered on the books of the Trustee; participations held in certificate form cannot be exchanged until surrendered. However, outstanding certificates can be returned to the Trustee and qualify for these services. Any new account established with the same registration will also have the privileges of exchange/redemption by telephone. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the participations were transferred and will also have the privilege of exchange by telephone in the ING Funds in which these services are available.

    By not checking the box(es) on the New Account Application declining telephone exchange and/or telephone redemption services, a participant constitutes and appoints ING Funds Services, LLC (ING Funds Services), the shareholder servicing agent for the ING Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Trustee in account(s) designated, or in any other account with the ING Funds, present or future which has the identical registration with full power of substitution in the premises and authorizes and directs ING Funds Services to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other ING Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the shares being redeemed, and agrees that neither ING Funds Services, the Trustee, the Trust or the ING Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account.
ING Funds Services, the Transfer Agent, and the Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all exchange transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Trust. ING Funds Services reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days' written notice to the address of record. If the participant is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc., is duly organized and existing and has the power to take action called for by this continuing authorization.

TAX SHELTERED RETIREMENT PLANS

    The Trust offers a Prototype Pension and Profit Sharing Plan, including IRAs, SEP-IRA Rollover Accounts and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of the Sponsor. For further information, call 1-800-992-0180. An investor participating in any of the Trust's special plans has no obligation to continue to invest in the Trust and may terminate the Plan with the Trust at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by the Sponsor, the cost of the plans generally is borne by the Trust; however, each Qualified Retirement Plan account is subject to an annual maintenance fee of $12.00 charged by the Trustee.

DISTRIBUTION REINVESTMENT PROGRAM

    On June 30 and December 31 of each year, the Distribution Dates, the
Trustee will compute to at least two decimal places the amount of the semi-annual distribution per participation for participants of record, and shall use such distributions to purchase additional participations unless the Trustee has been instructed by the participant, in writing, prior to the Distribution Date to pay such distributions in cash.

                                    TAXATION

    The Trust is treated as a fixed investment trust under the Internal Revenue Code of 1986, as amended (the Code), and not an association taxable as a corporation. The Trust is also treated as a grantor trust under the Code. As a result, the Trust will not be subject to Federal income taxes. In addition, for Federal income tax purposes, each participant is treated as the owner of his pro rata portion (i.e., the ratio of the number of participations owned by the participant to the total number of participations outstanding) of (i) the common stock of each corporation and any cash held in the Trust Fund and (ii) the securities and cash held in the Distributive Fund.

    Each participant is treated as receiving his/her pro rata portion of dividends and any other distributions received by the Trust on the common stock of the corporations held in the Trust Fund and interest received by the Trust from the investment of such dividends (and any other amounts) deposited in the Distributive Fund. Each participant shall include in gross income his/her pro rata portion of such dividends and interest when such dividends and interest are received by the Trust (or, in the case of an accrual basis participant, as such interest accrues), regardless of when such dividends and interest are distributed by the Trust to participants (or reinvested in additional participations) and regardless of the fact that a portion of such dividends and interest are not distributed to participants (or reinvested in additional participations) but rather are used to pay the fees and expenses of the Trust.
A corporate participant will generally be entitled to the 70% dividends-received deduction with respect to the dividends so included in its gross income, subject to various limitations and restrictions imposed by the Code.

    A corporate participant will also be entitled to a deduction for its pro rata portion of fees and expenses paid by the Trust. An individual participant who itemizes deductions will be entitled to a deduction for his/her pro rata portion of fees and expenses paid by the Trust only to the extent that such amount, together with the participant's other miscellaneous itemized deductions, exceeds 2% of the participant's adjusted gross income (AGI). Furthermore, individual participants, whose AGI exceeds a certain inflation-adjusted threshold amount must reduce their itemized deductions (subject to specific exceptions such as medical expense, investment interest and casualty/wagering/theft loss deductions) by 3% of this excess. This reduction, however, is limited to no more than 80% of the applicable itemized deductions. In 2003, the threshold amount is $139,500 ($69,750 for married filing separately).

    The purchase price paid by a participant for his/her participations (excluding any portion thereof attributable to, and to be deposited in, the Distributive Fund) shall be allocated (based upon relative fair market values) among the participant's pro rata portion of the common stock of each corporation and any cash held in the Trust Fund, in order to determine his/her tax basis in his/her pro rata portion of the common stock of each corporation. If the common stock of any of the corporations held in the Trust Fund is sold by the Trust, each participant will be considered to have sold his/her pro rata portion of the common stock of that corporation and will be considered to have received his/her pro rata portion of the sale proceeds received by the Trust. If a participant redeems his/her participations, he/she will be considered to have sold his/her pro rata portion of the common stock of each corporation. The redemption price received by the participant (excluding any portion thereof attributable to, and paid out of, the Distributive Fund) shall be allocated (based upon relative fair market values) among his/her pro rata portion of the common stock of each corporation and any cash held in the Trust Fund. If a participant is considered to have sold his/her pro rata portion of the common stock of any corporation, he/she will recognize a capital gain or loss equal to the difference between the amount he/she is considered to have received with respect thereto and his/her tax basis therein. Any such capital gain or loss generally will be long-term capital gain or loss if the participant held his/her participations for more than one year.

    Under the back-up withholding rules of the Code, certain participants may be subject to 30% withholding of federal income tax on distributions and redemption payments made by the Trust. In order to avoid this back-up withholding, a participant must provide the Trust with a correct taxpayer identification number (which for most individuals is their Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to back-up withholding. The New Account Application included with this Prospectus provides for participant compliance with these certification requirements.

    Information concerning the Federal income tax status of distributions will be mailed to participants annually. Prospective participants are urged to consult their own tax advisers as to the tax consequences of an investment in the Trust.

                               INVESTMENT RETURN


    The Trust may, from time to time, include total return information in advertisements and reports to participants. The average annual total return of the Trust for the 1, 5 and 10 years ended December 31, 2003 is set forth in the following table:



                                  AVERAGE ANNUAL
             PERIOD                TOTAL RETURN
             ------               --------------
 1 year ended December 31, 2003             %
 5 years ended December 31, 2003            %
10 years ended December 31, 2003            %


    This performance is calculated pursuant to the formula P(1+T)(n) = ERV (where P = a hypothetical investment of $1,000; T = the average annual total return; n = the number of years and ERV = the ending redeemable value of the hypothetical $1,000 investment). The computation reflects the reinvestment of all dividends and distributions reinvested on participations acquired with the original hypothetical $1,000 investment. Past results are not necessarily representative of future results.

    Comparative performance information may be used from time to time in advertising or marketing of the Trust's participations, including data from Lipper, Inc., the Dow Jones Industrial Average Index and Standard & Poor's 500 Composite Stock Index. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.

                           AMENDMENT AND TERMINATION

    The Sponsor and Trustee may amend the Indenture without the consent of participants (i) to cure any ambiguity or to correct or supplement any provision contained herein which may be defective or inconsistent; (ii) to change any provision as may be required by the SEC or any successor governmental agency; or (iii) to make any other provisions which do not adversely affect the interest of participants. The Indenture may be amended by the Sponsor and the Trustee with the consent of a majority of the participations entitled to vote.

    The Trust and Indenture will terminate on November 30, 2100 or upon the sale or disposition of the last portfolio security of the Trust unless terminated sooner by written instrument executed by the Sponsor and consented to by participants owning 51% of the then outstanding participations. The Trustee will deliver written notice of any termination to each participant specifying the times at which the participants may surrender their certificates for cancellation. Within a reasonable period of time after the termination, the Trustee will distribute to each participant registered on the Trustee's books in uncertificated form, and to each other participant upon surrender for cancellation of his certificate, after deducting all unpaid expenses, fees, taxes and other governmental charges, the participant's interest in the Distributive Fund (into which had been deposited the proceeds from the sale of the portfolio securities) and furnish to each participant a final account statement.

          RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY OF SPONSOR

SPONSOR

    The Sponsor may resign upon written notice to the Trustee. The resignation will not become effective unless the Trustee shall have appointed a successor sponsor to assume, with such compensation as the Trustee may deem reasonable under the circumstances, the duties of the resigning Sponsor. If the Sponsor fails to perform its duties for 30 days after notice from the Trustee, or becomes incapable of acting or becomes bankrupt or its affairs are taken over by a public official, then the Sponsor will be automatically discharged. The Sponsor shall be under no liability to the Trust or to the participants for taking any action or for refraining from taking any action in good faith or for errors in judgment or for depreciation or loss incurred by reason of the purchase or sale of any portfolio security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

TRUSTEE

    The Trustee may resign upon written notice to the Sponsor and by mailing a copy of such notice to all participants of record not less than sixty days prior to the effective date of their resignation. The Sponsor shall then use its best efforts to promptly appoint a successor trustee, and if upon resignation of the Trustee no successor has been appointed within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If, after such an application by the Trustee is made to a court of competent jurisdiction (after November 30, 2015) and the court is unable to appoint a successor trustee, then no earlier than six months after the date of such application, the Trustee may notify each participant and the Sponsor that the Trust shall terminate on a day no earlier than six months from the date of such notice unless a successor trustee is appointed. If the Trustee fails to perform its duties or becomes incapable of acting or becomes bankrupt or a public official takes over its affairs, the Sponsor may remove the Trustee and appoint a successor trustee by written notice to the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies or portfolio securities. This provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee will not be responsible for the misconduct of any of its agents, attorneys, accountants or auditors if they were selected with reasonable care.

                                 MISCELLANEOUS

TRUSTEE


    Effective May 3, 2004, the Trustee is The Bank of New York Company, Inc. (Federal I.D. #[13-5160382]), a trust company incorporated under the laws of New York and subject to regulation by the FDIC. Its principal office is at One Wall Street, New York, New York 10286. The Trustee receives a fee of
$[         ] per year for its services as set forth in the Indenture and is reimbursed for all of its disbursements relating to the Trust. In addition, the Trustee receives fees for acting as Custodian and for providing portfolio, tax accounting and recordkeeping services. Prior to May 3, 2004, State Street Bank and Trust Company (Federal I.D. #04-1867445) served as Trustee. During the year ended December 31, 2003, aggregate fees received by State Street Bank and Trust
Company were $[         ].


SPONSOR


    The Sponsor, ING Investments, LLC (Federal I.D. #95-4516049), an Arizona limited liability company, serves as investment adviser and sponsor to registered investment companies and to structured finance vehicles. Its principal office is at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Sponsor is responsible for performing certain administrative services for the Trust including shareholder servicing, answering inquiries, blue sky compliance and accounting. For performing such administrative services the Sponsor receives an annual fee of 0.40% of the Trust's average daily net assets. For the year ended December 31, 2003, ING Investments received fees of
$[         ].

    The Sponsor is an indirect wholly-owned subsidiary of ING Groep N.V.. ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

    The principal officers of the Sponsor and their principal occupations during the past five years are as follows:

                                                                                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            POSITION(S) HELD WITH THE SPONSOR                DURING THE LAST FIVE YEARS(1)
---------------------            ---------------------------------                -----------------------------
JAMES M. HENNESSY              President and Chief Executive Officer  President and Chief Executive Officer, ING Capital
7337 E. Doubletree Ranch Rd.                                          Corporation, LLC, ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                             Advisors, Inc., ING Investments, LLC, Lexington Funds
Date of Birth: 04/09/1949                                             Distributor, Inc., Express America T.C., Inc. and EAMC
                                                                      Liquidation Corp. (December 2001 - Present); Executive
                                                                      Vice President and Chief Operating Officer and ING
                                                                      Funds Distributor, LLC (June 2000 - Present).
                                                                      Formerly, Executive Vice President and Chief
                                                                      Operating Officer, ING Quantitative Management, Inc.
                                                                      (October 2001 - September 2002), Senior Executive
                                                                      Vice President (June 2000 - December 2000) and
                                                                      Secretary (April 1995 - December 2000), ING Capital
                                                                      Corporation, LLC, ING Funds Services, LLC, ING
                                                                      Investments, LLC, ING Advisors, Inc., Express America
                                                                      T.C., Inc. and EAMC Liquidation Corp.; Executive Vice
                                                                      President, ING Capital Corporation, LLC and its
                                                                      affiliates (May 1998 - June 2000); and Senior Vice
                                                                      President, ING Capital Corporation, LLC and its
                                                                      affiliates (April 1995 - April 1998).

STANLEY D. VYNER               Executive Vice President and Chief     Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd.   Investment Officer - International     Investments, LLC (July 2000 - Present) and Chief
Scottsdale, Arizona 85258      Equities                               Investment Officer of the International Portfolios,
Date of Birth: 05/14/1950                                             ING Investments, LLC (July 1996 - Present). Formerly,
                                                                      President and Chief Executive Officer, ING
                                                                      Investments, LLC (August 1996 - August 2000).

MICHAEL J. ROLAND              Executive Vice President, Chief        Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd.   Financial Officer and Treasurer        Treasurer, ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258                                             Distributor, LLC, ING Advisors, Inc., ING Investments,
Date of Birth: 05/30/1958                                             LLC, Inc., Lexington Funds Distributor, Inc., Express
                                                                      America T.C., Inc. and EAMC Liquidation Corp.
                                                                      (December 2001 - Present). Formerly, Executive Vice
                                                                      President, Chief Financial Officer and Treasurer ING
                                                                      Quantitative Management (December 2001 - September
                                                                      2002), Senior Vice President, ING Funds Services, LLC,
                                                                      ING Investments, LLC and ING Funds Distributor, LLC
                                                                      (June 1998 - December 2001) and Chief Financial
                                                                      Officer of Endeavor Group (April 1997 - June 1998).

ROBERT S. NAKA                 Senior Vice President and Assistant    Senior Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd.   Secretary                              Funds Services, LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258                                             Advisors, Inc., ING Capital Corporation, LLC, ING
Date of Birth: 06/17/1963                                             Investments, LLC (October 2001 - Present) and
                                                                      Lexington Funds Distributor, Inc. (December
                                                                      2001 - Present). Formerly, Senior Vice President and
                                                                      Assistant Secretary, ING Quantitative Management,
                                                                      Inc. (October 2001 - September 2002), Vice President,
                                                                      ING Investments, LLC (April 1997 - October 1999), ING
                                                                      Funds Services, LLC (February 1997 - August 1999) and
                                                                      Assistant Vice President, ING Funds Services, LLC
                                                                      (August 1995 - February 1997).

ROBYN L. ICHILOV               Vice President                         Vice President, ING Funds Services, LLC (October
7337 E. Doubletree Ranch Rd.                                          2001 - Present) and ING Investments, LLC (August
Scottsdale, Arizona 85258                                             1997 - Present); Accounting Manager, ING Investments,
Date of Birth: 09/25/1967                                             LLC (November 1995 - Present).


                                                                                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            POSITION(S) HELD WITH THE SPONSOR                DURING THE LAST FIVE YEARS(1)
---------------------            ---------------------------------                -----------------------------
KIMBERLY A. ANDERSON           Vice President and Secretary           Vice President and Assistant Secretary, ING Funds
7337 E. Doubletree Ranch Rd.                                          Services, LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258                                             Advisors, Inc., ING Investments, LLC (October 2001 -
Date of Birth: 07/25/1964                                             Present) and Lexington Funds Distributor, Inc.
                                                                      (December 2001 - Present). Formerly, Vice President,
                                                                      ING Quantitative Management, Inc. (October 2001 -
                                                                      September 2002); Assistant Vice President, ING Funds
                                                                      Services, LLC (November 1999 - January 2001) and has
                                                                      held various other positions with ING Funds Services,
                                                                      LLC for more than the last five years.

WILLIAM H. RIVOIR III          Senior Vice President and Assistant    Senior Vice President and Secretary of ING Capital
7337 E. Doubletree Ranch Rd.   Secretary                              Corporation, LLC and ING Funds Services, LLC
Scottsdale, Arizona 85258                                             (February 2001 - Present), ING Funds Distributor, LLC,
Date of Birth: 01/19/1951                                             ING Advisors, Inc. and ING Investments, LLC. (October
                                                                      2001 - Present), Formerly Senior Vice President and
                                                                      Secretary, ING Quantitative Management, Inc. (October
                                                                      2001 - September 2002). Senior Vice President and
                                                                      Secretary, Lexington Funds Distributor, Inc., ING
                                                                      Pilgrim Funding, Inc., Pilgrim America Financial,
                                                                      Inc., Express America TC, Inc. and EAMC Liquidation
                                                                      Corp. (December 2001 - Present). Formerly, Senior Vice
                                                                      President and Assistant Secretary of ING Funds
                                                                      Services, LLC (June 1998 - Present), ING Investments,
                                                                      LLC, and Pilgrim America Financial, Inc. (February
                                                                      1999 - Present), Senior Vice President of ING
                                                                      Investments, LLC (December - Present 1998) and
                                                                      Assistant Secretary of ING Funds Distributor, LLC
                                                                      (February 1999 - Present) and ING Investments, LLC
                                                                      (June 1998 - Present).

LAUREN D. BENSINGER            Vice President and Chief Compliance    Vice President and Chief Compliance Officer, ING Funds
7337 E. Doubletree Ranch Rd.   Officer                                Distributor, LLC (July 1995 - Present), Vice President
Scottsdale, Arizona 85258                                             ING Investments LLC (February 1996 - Present), Chief
Date of Birth: 02/06/1954                                             Compliance Officer, ING Investments LLC (October
                                                                      2001 - Present), Vice President and Chief Compliance
                                                                      Officer, ING Advisors, Inc. (July 2000 - Present),
                                                                      Vice President GCG Trust (March 2003 - Present), Vice
                                                                      President, ING Fund Services, LLC (July
                                                                      1995 - Present), Formerly, Vice President and Chief
                                                                      Compliance Officer, ING Quantitative Management, Inc
                                                                      (July 2000 - September 2002).

(1) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

       ING Investments, LLC (March 2002--name changed from ING Pilgrim Investments, LLC)
        ING Mutual Funds Management Co., LLC (April 2001--merged into ING Pilgrim Investments, LLC)
        ING Pilgrim Investments, Inc. (February 2001--merged into ING Pilgrim Investments, LLC)
        ING Pilgrim Investments, LLC (February 2001--formed)
        ING Pilgrim Investments, Inc. (September 2000--name changed from Pilgrim Investments, Inc.)
        Pilgrim Advisors, Inc.** (April 2000--merged into Pilgrim Investments, Inc.)
        Pilgrim Investments, Inc. (October 1998--name changed from Pilgrim America Investments, Inc.)
        Pilgrim America Investments, Inc. (April 1995--name changed from Newco Advisory Corporation)
        Newco Advisory Corporation (December 1994--incorporated)
         **Pilgrim Advisors, Inc. (November 1999--name changed from Northstar Investment Management Corporation)

       ING Funds Distributor, LLC.  (October 2002)
        ING Funds Distributor, Inc. (October 2002--merged into ING Funds Distributor, LLC)
        ING Funds Distributor, LLC (October 2002--formed)
        ING Pilgrim Securities, Inc. (September 2000--name changed from Pilgrim Securities, Inc.)
        Northstar Distributors Inc. (November 1999--merged into Pilgrim Securities, Inc.)
        Pilgrim Securities, Inc. (October 1998--name changed from Pilgrim America Securities, Inc.)
        Pilgrim America Securities, Inc. (April 1995--name changed from Newco Distributors Corporation)
        Newco Distributors Corporation (December 1994--incorporated)

       ING Funds Services, LLC (March 2002--name changed from ING Pilgrim Group, LLC)
        ING Pilgrim Group, Inc. (February 2001--merged into Pilgrim Group LLC) ING Pilgrim Group, LLC (February 2001--formed)
        ING Pilgrim Group, Inc. (September 2000--name changed from Pilgrim Group, Inc.)
        Lexington Global Asset Managers, Inc. (July 2000--merged into Pilgrim Group, Inc.)
        Northstar Administrators, Inc. (November 1999--merged into Pilgrim Group, Inc.)
        Pilgrim Group, Inc. (October 1998--name changed from Pilgrim American Group, Inc.)
        Pilgrim America Group, Inc. (April 1995--name changed from Newco Holdings Management Corporation)
        Newco Holdings Management Corporation (December 1994--incorporated)

       ING Capital Corporation, LLC (March 2002--name changed from ING Pilgrim Capital Corporation, LLC)
        ING Pilgrim Capital Corporation (February 2001--merged into ING Pilgrim Capital Corporation, LLC)
        ING Pilgrim Capital Corporation, LLC (February 2001--formed)
        ING Pilgrim Capital Corporation (September 2000--name changed from Pilgrim Capital Corporation)
        Pilgrim Capital Corporation (February 2000--name changed from Pilgrim Holdings Corporation)
        Pilgrim Holdings Corporation (October 1999--name changed from Northstar Holdings, Inc.)
        Northstar Holdings, Inc. (October 1999--merged into Pilgrim Capital Corporation)
        Pilgrim Capital Corporation (June 1999--name changed from Pilgrim America Capital Corporation)
        Pilgrim Capital Corporation (June 1999--merged into Pilgrim America Capital Corporation)
        Pilgrim America Capital Corporation (April 1997--incorporated)

       ING Advisors, Inc. (March 2002--name changed from ING Pilgrim Advisors, Inc.)
        ING Pilgrim Advisors, Inc. (March 2001--name changed from ING Lexington Management Corporation)
        ING Lexington Management Corporation (October 2000--name changed from Lexington Management Corporation)
        Lexington Management Corporation (December 1996--incorporated)

       ING Quantitative Management, Inc. (September 2002--Dissolved)
        ING Quantitative Management, Inc. (March 2002--name changed from ING Pilgrim Quantitative Management, Inc.)
        ING Pilgrim Quantitative Management, Inc. (March 2001--name changed from Market Systems Research Advisors)
        Market Systems Research Advisors, Inc. (November 1986--incorporated)

DISTRIBUTOR


    The Trustee has appointed ING Funds Distributor, LLC (Federal I.D. #95-4516047), a registered broker-dealer, to act as distributor for the Trust. Its principal office is at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, LLC receives no financial consideration for its services.


INDEPENDENT ACCOUNTANTS


    Financial Statements have been examined by KPMG LLP, independent auditors, as stated in their opinion appearing herein and has been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.


PRIVACY POLICY

    The ING Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SEC, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                     *        *        *        *        *

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE TRUSTEE OR THE SPONSOR. THE TRUST IS REGISTERED AS A UNIT INVESTMENT TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST HAS BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.

                     *        *        *        *        *

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                    IF YOU HAD INVESTED $10,000 63 YEARS AGO

                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
        WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS REINVESTED


    The table below covers the period from March 16, 1941 to December 31, 2003. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.


    Long-term investments in industry, such as ING Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

    Cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Participants on dividends or other distributions reinvested in additional participations.


    The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941--None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44;
1948--$338; 1949--None; 1950--$283; 1951--$796; 1952--$185; 1953--$10;
1954--$812; 1955--$474; 1956--$4,347; 1957--$48; 1958--$17; 1959--$3,032;
1960--$2,371; 1961--$2,118; 1962--$2,749; 1963--$735; 1964--$3,138;
1965--$9,035; 1966--$1,077; 1967--$48; 1968--$4,121; 1969--$102; 1970--$644;
1971--$1,862; 1972--$2,300; 1973--None; 1974--None; 1975--None; 1976--$5,071;
1977--$4,161; 1978--None; 1979--None; 1980--$5,182; 1981--$31,473; 1982--None;
1983--$18,602; 1984--$8,258; 1985--$39,496; 1986--$64,138; 1987--$69,182;
1988--$49,350; 1989--$99,410; 1990--$148,727; 1991--$39,773; 1992--$52,819;
1993--$46,262; 1994--$160,296; 1995--$7,696; 1996--$62,612; 1997--$664,104;
1998--$83,389; 1999--$51,130; 2000--$144,290; 2001--None; 2002--None;
2003--   ; Total $       .


                                                                                VALUE OF PARTICIPATIONS
                            CUMULATIVE                                   PURCHASED
                             COST OF                                      THROUGH
                          PARTICIPATIONS   CUMULATIVE                  REINVESTMENT                    PURCHASED
            AMOUNT OF       PURCHASED         COST                   OF DISTRIBUTIONS                   THROUGH
 YEAR       DIVIDENDS        THROUGH       INCLUDING                   FROM REALIZED                  REINVESTMENT      NET
 ENDED     REINVESTED      REINVESTMENT    REINVESTED   INITIALLY          GAINS                      OF DIVIDENDS     ASSET
DEC. 31   SEMI-ANNUALLY    OF DIVIDENDS    DIVIDENDS     ACQUIRED      (CUMULATIVE)      SUB-TOTAL    (CUMULATIVE)     VALUE
-------------------------------------------------------------------------------------------------------------------------------
 1941*            --                --     $  10,000    $    8,799               --      $    8,799            --    $    8,799
 1942             --                --        10,000         9,613               --           9,613            --         9,613
 1943        $   190        $      190        10,190        10,809               --          10,809    $      188        10,997
 1944            192               382        10,382        11,983       $        3          11,986           402        12,388
 1945            215               597        10,597        14,709              464          15,173           682        15,855
 1946            187               784        10,784        13,961              430          14,391           816        15,207
 1947            370             1,154        11,154        14,639              447          15,086         1,141        16,227
 1948            513             1,668        11,668        14,840              718          15,558         1,480        17,038
 1949            509             2,177        12,177        17,113              701          17,814         1,968        19,782
 1950            804             2,980        12,980        19,871              994          20,865         2,779        23,644
 1951          1,012             3,992        13,992        21,659            1,756          23,415         3,674        27,089
 1952          1,054             5,046        15,046        24,356            2,016          26,372         4,901        31,273
 1953          1,217             6,263        16,263        24,849            2,030          26,879         6,149        33,028
 1954          1,378             7,641        17,641        33,779            3,476          37,255         9,475        46,730
 1955          1,599             9,240        19,240        39,164            4,398          43,562        12,349        55,911
 1956          1,790            11,030        21,030        38,511            7,051          45,562        10,475        56,037
 1957          1,910            12,940        22,940        36,268            6,574          42,842        11,496        54,338
 1958          2,134            15,075        25,075        48,925            8,778          57,703        17,710        75,413
 1959          2,184            17,258        27,258        55,426           11,821          67,247        19,992        87,239
 1960          2,416            19,674        29,674        55,782           12,653          68,435        19,772        88,207
 1961          2,697            22,371        32,371        67,126           16,993          84,119        25,757       109,876
 1962          2,926            25,296        35,296        62,396           17,033          79,429        24,446       103,875
 1963          3,243            28,540        38,540        71,467           19,863          91,330        30,711       122,041
 1964          3,553            32,093        42,093        83,001           24,049         107,050        35,865       142,915
 1965          3,855            35,948        45,948        92,523           30,246         122,769        35,623       158,392
 1966          4,571            40,519        50,519        74,713           24,491          99,204        31,774       130,978
 1967          5,060            45,579        55,579        83,121           27,090         110,211        40,165       150,376
 1968          5,573            51,153        61,153        89,160           32,157         121,317        46,879       168,196
 1969          5,915            57,068        67,068        75,017           26,979         101,996        44,536       146,532
 1970          6,009            63,077        73,077        82,621           28,564         111,185        52,500       163,685
 1971          6,190            69,267        79,267        93,454           32,126         125,580        61,694       187,274
 1972          6,585            75,852        85,852       108,913           38,484         147,397        75,949       223,346
 1973          7,371            83,223        93,223        93,151           32,729         125,880        71,868       197,748
 1974          8,196            91,419       101,419        68,448           22,864          91,312        57,376       148,688
 1975          9,139           100,557       110,557        91,498           30,474         121,972        85,413       207,385
 1976          9,666           110,223       120,223       115,461           37,963         153,424       101,306       254,730
 1977         11,237           121,460       131,460       108,466           35,919         144,385        96,397       240,782
 1978         13,283           134,743       144,743       110,210           34,687         144,897       105,738       250,635
 1979         15,804           150,547       160,547       139,110           34,774         173,884       121,307       295,191
 1980         19,369           169,916       179,916       173,026           47,488         220,514       165,362       385,876
 1981         21,822           191,738       201,738       163,070           62,645         225,715       140,698       366,413
 1982         24,452           216,190       226,190       191,554           69,992         261,546       183,359       444,905
 1983         25,923           242,114       252,114       235,913           91,870         327,783       218,649       546,432
 1984         28,926           271,040       281,040       250,855           91,476         342,331       226,566       568,897
 1985         31,808           302,848       312,848       333,623          145,913         479,536       293,217       772,753
 1986         39,216           342,064       352,064       408,170          212,840         621,010       342,608       963,618
 1987         40,394           382,458       392,458       412,599          241,185         653,784       326,728       980,512
 1988         71,268           453,726       463,726       470,438          297,425         767,863       407,155     1,175,018
 1989         45,103           498,829       508,829       583,494          438,476       1,021,970       509,512     1,531,482
 1990         51,303           550,132       560,132       552,346          473,992       1,026,338       440,810     1,467,148
 1991         55,828           605,960       615,960       654,372          558,392       1,212,764       539,190     1,751,954
 1992         55,460           661,420       671,420       700,391          619,341       1,319,732       600,946     1,920,678
 1993         54,505           715,925       725,925       814,945          727,611       1,542,556       715,658     2,258,214
 1994         60,332           776,257       786,257       832,095          759,684       1,591,779       649,069     2,240,848
 1995         61,329           837,586       847,586     1,207,794          998,228       2,206,022       913,513     3,119,535
 1996         64,546           902,132       912,132     1,452,214        1,232,426       2,684,640     1,134,598     3,819,238
 1997         71,379           973,511       983,511     1,794,519        1,785,369       3,579,888     1,121,302     4,701,190
 1998         72,385         1,045,896     1,055,896     1,948,610        1,965,327       3,913,937     1,254,684     5,168,621
 1999         78,614         1,124,510     1,134,210     2,198,244        2,216,745       4,414,989     1,460,590     5,875,579
 2000         83,954         1,208,464     1,218,464     2,110,219        2,102,065       4,212,284     1,373,566     5,585,850
 2001         87,573         1,296,037     1,306,037     2,078,537        2,010,351       4,088,888     1,404,585     5,493,473
 2002        101,940         1,397,977     1,407,977     1,949,478        1,593,186       3,542,664     1,297,329     4,839,993
 2003
-------------------------------------------------------------------------------------------------------------------------------


 YEAR
 ENDED     NUMBER OF
DEC. 31  PARTICIPATIONS
-------  --------------
 1941*          566
 1942           584
 1943           601
 1944           620
 1945           693
 1946           716
 1947           824
 1948           989
 1949         1,176
 1950         1,392
 1951         1,652
 1952         1,845
 1953         1,945
 1954         2,117
 1955         2,243
 1956         3,123
 1957         3,269
 1958         3,406
 1959         3,906
 1960         4,562
 1961         4,881
 1962         5,541
 1963         5,803
 1964         6,452
 1965         8,066
 1966         8,606
 1967         8,948
 1968         9,710
 1969        10,115
 1970        10,957
 1971        11,856
 1972        12,605
 1973        13,123
 1974        14,124
 1975        14,781
 1976        16,914
 1977        18,898
 1978        20,370
 1979        23,931
 1980        26,181
 1981        33,836
 1982        36,772
 1983        42,757
 1984        49,375
 1985        58,251
 1986        69,711
 1987        83,847
 1988        97,918
 1989       111,950
 1990       139,330
 1991       152,079
 1992       165,291
 1993       176,699
 1994       213,211
 1995       227,040
 1996       237,959
 1997       315,940
 1998       329,211
 1999       339,629
 2000       365,566
 2001       374,470
 2002       385,657
 2003
--------------------------------------


* From March 16, 1941.

 Note--During 1990 all sales charges were eliminated. The above table reflects the change to a "no load" status as if it were in effect for the entire period shown. The amounts shown as dividends for periods after October 31, 1988 include interest income from the investment of amounts deposited in the Distributive Fund.

                        REPORT OF INDEPENDENT AUDITORS*



* To be filed by amendment.

ING CORPORATE LEADERS TRUST FUND


STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2003

--------------------------------------------------------------------------------


ASSETS:
Investments at market quotations, common stocks (identified
  cost $243,164,251)........................................      $
Cash........................................................
Restricted Cash (Note 2)....................................
Receivable for accrued dividends............................
                                                                  ------------
         TOTAL ASSETS.......................................
                                                                  ------------
LIABILITIES:
Accrued Sponsor fees payable................................
Payable for fund shares repurchased.........................
Distributions payable.......................................
                                                                  ------------
         TOTAL LIABILITIES..................................
                                                                  ------------
NET ASSETS:
(Balance applicable to Trust shares at December 31, 2003
  Equivalent to $[    ] per participation on [        ]
  participations outstanding................................      $
                                                                  ============


See Accompanying Notes to Financial Statements.

ING CORPORATE LEADERS TRUST FUND


STATEMENT OF OPERATIONS for the year ended December 31, 2003

--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $[        ])...      $
Interest....................................................
                                                                  ------------
    TOTAL INVESTMENT INCOME.................................
                                                                  ------------
EXPENSES:
Sponsor's maintenance fee (Note 4)..........................
Transfer agent fees.........................................
Custody fees and other services (Note 4)....................
Printing and mailing expenses...............................
Registration and filing fees................................
Professional fees...........................................
Miscellaneous expenses......................................
                                                                  ------------
    TOTAL EXPENSES..........................................
                                                                  ------------
    NET INVESTMENT INCOME...................................
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from security transactions................
                                                                  ------------
Unrealized appreciation/(depreciation) of investments:
  Beginning of year.........................................
  End of year...............................................
                                                                  ------------
    CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) DURING
      THE YEAR..............................................
                                                                  ------------
    NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.........
                                                                  ------------
    NET DECREASE IN NET ASSETS FROM OPERATIONS..............      $
                                                                  ============


See Accompanying Notes to Financial Statements.

ING CORPORATE LEADERS TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   YEAR ENDED        YEAR ENDED
                                                                  DECEMBER 31,      DECEMBER 31,
                                                                      2003              2002
                                                                  ------------      ------------
Income and Distributable Fund:
 Additions:
  Net investment income.....................................                        $  5,325,901
  Realized losses from sale of securities, other than sale
    of stock units..........................................                          (6,571,755)
  Paid on account of participations redeemed................                              86,392
  Allocations (Note 3)
  Paid in cash..............................................                             211,400
  Reinvested................................................                             970,213
                                                                  ------------      ------------
                                                                                          22,151
                                                                  ------------      ------------
 Deductions:
  Paid on account of participations redeemed................                                  --
  Distributions (Note 3)
  Paid in cash..............................................                                  --
  Reinvested................................................                                  --
                                                                  ------------      ------------
                                                                                              --
                                                                  ------------      ------------
Net change in income and distributable fund.................                              22,151
                                                                  ------------      ------------
Principal Account:
 Additions:
  Payments received on sale of participants.................                          29,593,404
  Distributions reinvested..................................                                  --
  Realized gains on sale of stock units and non-cash
    sales...................................................                             708,861
  Change in unrealized depreciation of investments..........                         (34,491,417)
                                                                  ------------      ------------
                                                                                      (4,189,152)
                                                                  ------------      ------------
 Deductions:
  Paid on account of participations redeemed................                          47,116,445
  Allocations reinvested....................................                             970,213
  Distributions of principal (Note 3).......................                           1,390,134
                                                                  ------------      ------------
                                                                                      49,476,792
                                                                  ------------      ------------
Net change in principal account.............................                         (53,665,944)
                                                                  ------------      ------------
Net assets at beginning of year:
 Income and distributable fund..............................                             325,806
 Principal account..........................................                         290,759,134
                                                                  ------------      ------------
                                                                                     291,084,940
                                                                  ============      ============
Net assets at end of year:
 Income and distributable fund..............................                             347,957
 Principal account..........................................                         237,093,190
                                                                  ------------      ------------
                                                                                    $237,441,147
                                                                  ============      ============


See Accompanying Notes to Financial Statements.

                                                                       FINANCIAL
ING CORPORATE LEADERS TRUST FUND                                      HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each period.


                                                                      YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------
                                                     2003         2002         2001         2000         1999
                                                     ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year          $                      14.67        15.28        17.30        15.70
Income (loss) from investment operations:
Net investment income                       $                       0.27         0.24         0.24         0.24
Net realized and unrealized gain (loss)
 on investments                             $                      (2.00)       (0.49)       (1.05)        1.92
Total income (loss) from investment
 operations                                 $                      (1.73)       (0.25)       (0.81)        2.16
Less distributions/allocations from:
Net investment income                       $                       0.27         0.24         0.25         0.24
Net realized gains (losses)                 $                      (0.34)       (0.02)        0.42         0.15
Income and realized gains included in
 terminations                               $                       0.00*        0.03         0.03         0.02
Capital                                     $                       0.46         0.11         0.51         0.15
Total distributions                         $                       0.39         0.36         1.21         0.56
Net asset value, end of year                $                      12.55        14.67        15.28        17.30
TOTAL RETURN                                %                     (11.90)       (1.65)       (4.93)       13.68
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)     $                    237,441      291,085      343,965      463,995
Ratios to average net assets:
Expenses                                    %                       0.63         0.64         0.67         0.61
Net investment income                       %                       1.98         1.73         1.51         1.41


* Amounts represent less than $0.01 per share.

See Accompanying Notes to Financial Statements.

ING CORPORATE LEADERS TRUST FUND

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2003

--------------------------------------------------------------------------------

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

    ING Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935, as amended.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

        (a) Valuation of securities -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

        (b) Income taxes -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the holders of participations.

        (c) Other -- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

        (d) Accounting estimates -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

        (e) Restricted cash -- All cash held in the distributable fund throughout the period is intended solely for distributions.

NOTE 3. DISTRIBUTIONS/ALLOCATIONS


    During the year ended December 31, 2003 the distributions/allocations, including amounts paid as equalization to redeeming participation holders, from
net investment income were $[         ], equivalent to $[         ] per
participation and from realized losses were $[         ], equivalent to
$[         ] per participation.



    The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 2003, the distributions, including amounts paid as equalization to redeeming participation
holders, from return of capital were $[         ], equivalent to $[         ]
per participation.


    Effective June 1, 1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

ING CORPORATE LEADERS TRUST FUND

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2003

--------------------------------------------------------------------------------

NOTE 4. TRUSTEE AND SPONSOR FEES


    State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing
portfolio accounting and record keeping services, which aggregated to $[    ]
for the year ended December 31, 2003. The Trust pays an administrative fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.


    Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective March 1, 2002, ING Pilgrim Investments, LLC changed its name to ING Investments, LLC.

NOTE 5. INVESTMENT TRANSACTIONS


    During the year ended December 31, 2003, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations and U.S.
Government securities, were $[         ] and $[         ], respectively. U.S.
Government securities not included above were: cost of purchases $[         ]
and proceeds from sales of $[         ].


    The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.


    As of December 31, 2003, net unrealized depreciation of portfolio
securities was $[         ], comprised of unrealized appreciation of
$[         ] and unrealized depreciation of $[         ].


NOTE 6. SOURCE OF NET ASSETS


    As of December 31, 2003, the Trust's net assets were comprised of the following amounts:



Capital contributions and non-distributable realized gains
 retained in principal account..............................
Unrealized depreciation in value of securities..............
Principal account...........................................
Income and distributable fund...............................
    Total net assets........................................



    Unrealized depreciation in value of securities includes $[    ] of
unrealized depreciation on securities that were inadvertently held beyond the time they should have been sold under the terms of the indenture. These
securities were ultimately disposed of on [         ] for a realized gain of
$[    ].

ING CORPORATE LEADERS TRUST FUND

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2003

--------------------------------------------------------------------------------

NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED

    During the periods indicated, participations were issued and redeemed as follows:


                                                                  NUMBER OF PARTICIPATIONS
                                                          ----------------------------------------
                                                              YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31, 2003     DECEMBER 31, 2002
                                                          ------------------    ------------------
Issued on payments from holders.........................                             2,115,713
Issued on reinvestment of dividends and distributions...                               471,232
Redeemed................................................                            (3,508,381)
                                                              ----------            ----------
  Net decrease..........................................                              (921,436)
                                                              ==========            ==========

ING CORPORATE LEADERS TRUST FUND


PORTFOLIO OF INVESTMENTS as of December 31, 2003

--------------------------------------------------------------------------------

                                                        NUMBER OF SHARES              COST             MARKET VALUE
                    SECURITIES                         ------------------         ------------         -------------
    ------------------------------------------

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------


    The Bank of New York Company Inc. serves as Trustee for the Trust. The Trust does not have a Board of Trustees nor does it have any Officers.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE TRUST IN THE:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent accountants' reports.

Please write or call for a free copy of the current
Annual/Semi-Annual reports or other Trust information, or to make shareholder inquiries:

ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the U.S. Securities and Exchange Commission
(SEC). In order to review the information in person, you will need to visit the SEC's Public Reference
Room in Washington, D.C. or call 202-942-8090.
Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, DC 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Trust's SEC file number. The file number is 811-0091.

              [ING FUND LOGO]             CLTPROS0503-050103

                                    PART II

                      ADDITIONAL INFORMATION NOT INCLUDED
                               IN THE PROSPECTUS

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

CONTENTS OR REGISTRATION STATEMENT

     This Registration Statement on Form S-6 is comprised of the following papers and documents:


     The facing sheet.
     The Prospectus consisting of 31 pages.
     Additional information not included in the Prospectus (Part II). The undertaking to file reports.
     The signatures.



     Written consents of the following persons: KPMG LLP*



* To be filed by amendment.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 45 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona, on the 27th day of February, 2004.



                                   ING CORPORATE LEADERS TRUST FUND


                                   /s/ James M. Hennessy
                                   ----------------------------------------
                                   James M. Hennessy
                                   President and Chief Executive Officer
                                   ING Investments, LLC


                                   /s/ Michael J. Roland
                                   ----------------------------------------
                                   Michael J. Roland
                                   Executive Vice President, Chief
                                   Financial Officer and Treasurer
                                   ING Investments, LLC